INCOME TAXES (Schedule of Deferred Taxes) (Details) (ILS) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		₪ 2,882		₪ 503
Recognized in profit or loss		(2,064)		2,379
Ending Balance		818		2,882
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	$ 833		$ 146
Recognized in profit or loss
Ending Balance | $	237		833
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		2,001		(775)
Recognized in profit or loss		(3,119)		2,776
Ending Balance		(1,118)		2,001
Financial assets carried at fair value through profit or loss [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	579		(224)
Recognized in profit or loss | $
Ending Balance | $	(323)		579
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		336		395
Recognized in profit or loss		175		(59)
Ending Balance		511		336
Employees benefits [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	97		114
Recognized in profit or loss | $
Ending Balance | $	148		97
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		545		548
Recognized in profit or loss		191		(3)
Ending Balance		736		545
Allowance for doubtful accounts [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	157		159
Recognized in profit or loss | $
Ending Balance | $	213		157
Gross Deferred Taxes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		2,882		168
Recognized in profit or loss		(2,753)		2,714
Ending Balance		129		2,882
Gross Deferred Taxes [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	833		49
Recognized in profit or loss | $
Ending Balance | $	$ 38		833
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance				335
Recognized in profit or loss		689		(335)
Ending Balance		₪ 689
Carry forward tax losses [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $